LONG-TERM DEBT - Senior secured loan facility (Details) $ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 18, 2018 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Long-Term Debt
Finance and interest costs			$ 25,784	$ 35,302
Repayment of credit facility			226,667	98,000
Outstanding balance				463,920		$ 262,625	$ 554,296
Amortization of loan facility transaction costs			3,788	1,989
Loan facility
Long-Term Debt
Notional amount	$ 480,000
Term (in years)	4 years
Borrowings, maturity	December 18, 2022
Borrowing capacity						160,351
Amount used for letter of credit					$ 2,100	1,649
Outstanding balance						$ 171,334
Effective interest rate (as a percent)					3.60%	3.60%
Loan facility | Minimum
Long-Term Debt
Interest rate basis (as a percent)	1.50%
Loan facility | Maximum
Long-Term Debt
Interest rate basis (as a percent)	2.50%
Loan facility | Floating interest rate | Minimum
Long-Term Debt
Interest rate basis (as a percent)	2.50%
Loan facility | Floating interest rate | Maximum
Long-Term Debt
Interest rate basis (as a percent)	3.50%
Revolving facility
Long-Term Debt
Notional amount	$ 230,000			200,000
Finance and interest costs			12,839	24,056
Repayment of credit facility		$ 16,000	160,000	48,000
Borrowing capacity						$ 160,000
Outstanding balance				178,439		37,378	225,363
Transaction costs			4,639	4,639
Amortization of loan facility transaction costs			2,939	1,037
Term facility
Long-Term Debt
Notional amount	$ 250,000
Finance and interest costs			$ 3,788	1,989
Number of quarterly installments | installment			4
Repayment of credit facility			$ 66,667	50,000
Borrowing capacity						133,333
Outstanding balance				197,763		$ 131,945	$ 246,783
Transaction costs			3,243	3,243
Amortization of loan facility transaction costs			$ 849	$ 952